Economic Activity - Disclosure of Reconciliation of Changes in Goodwill for Dentegra Seguros Dentales, S.A. (Detail) - Auna Seguros, S.A. [Member] - PEN (S/) S/ in Thousands	Jul. 24, 2023	Feb. 01, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Consideration transferred	S/ 65,651
Fair value of identifiable net assets	(44,320)	S/ 44,320
Goodwill	S/ 21,331